Exhibit 99.10

Monthly Investor Report: Verizon Master Trust - VZMT 2024-4

Collection Period	April 2025
Payment Date	5/20/2025
Transaction Month	11
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	6/20/29	$288,686,000		5.21%			5.21%
Class A-1b	6/22/26	6/20/29	$245,918,000	29	SOFR30A + 0.55%	5/13/25	4.33228%	4.88%
Class B	6/22/26	6/20/29	$40,872,000		5.40%			5.40%
Class C	6/22/26	6/20/29	$24,524,000		5.60%			5.60%

Total			$600,000,000

Series Alloc % x Group One Available Funds								$41,598,370.56
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$41,598,370.56

Beginning of Period Reserve Account Balance								$6,539,509.54
Required Reserve Amount								$6,539,509.54
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$6,539,509.54

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$44.83	$44.83	$0.00	$0.00		$41,598,325.73
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$41,598,325.73
Asset Representations Reviewer Fee			$23.38	$23.38	$0.00	$0.00		$41,598,302.35
Supplemental ARR Fee			$98.53	$98.53	$0.00	$0.00		$41,598,203.82
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$41,596,953.82
Servicing Fee			$460,440.55	$460,440.55	$0.00	$0.00		$41,136,513.27
Class A-1a Note Interest			$1,253,378.38	$1,253,378.38	$0.00	$0.00		$39,883,134.89
Class A-1b Note Interest			$967,182.65	$967,182.65	$0.00	$0.00		$38,915,952.24
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,915,952.24
Class B Note Interest			$183,924.00	$183,924.00	$0.00	$0.00		$38,732,028.24
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,732,028.24
Class C Note Interest			$114,445.33	$114,445.33	$0.00	$0.00		$38,617,582.91
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,617,582.91
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$38,617,582.91
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,617,582.91
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$38,617,582.91
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$38,617,582.91
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$38,617,582.91
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$38,617,582.91
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$38,617,582.91
Class R Interest			$38,617,582.91	$38,617,582.91	$0.00	$0.00		$0.00

Total			$41,598,370.56	$41,598,370.56	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$1,253,378.38	$0.00	$0.00	$1,253,378.38
Class A-1b			$0.00	$0.00	$967,182.65	$0.00	$0.00	$967,182.65
Class B			$0.00	$0.00	$183,924.00	$0.00	$0.00	$183,924.00
Class C			$0.00	$0.00	$114,445.33	$0.00	$0.00	$114,445.33

Total			$0.00	$0.00	$2,518,930.36	$0.00	$0.00	$2,518,930.36

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.34	$0.00	$4.34	$288,686,000.00	$1.00	$288,686,000.00	$1.00
Class A-1b	$1,000.00	$3.93	$0.00	$3.93	$245,918,000.00	$1.00	$245,918,000.00	$1.00
Class B	$1,000.00	$4.50	$0.00	$4.50	$40,872,000.00	$1.00	$40,872,000.00	$1.00
Class C	$1,000.00	$4.67	$0.00	$4.67	$24,524,000.00	$1.00	$24,524,000.00	$1.00

Total	$1,000.00	$4.20	$0.00	$4.20	$600,000,000.00	$1.00	$600,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$300,000,000.00			$300,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.